UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22972

AMG PANTHEON MASTER FUND, LLC

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: April 1, 2016 – September 30, 2016

                                             (Semi-Annual Shareholder Report)

Item 1.	Report to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

September 30, 2016

AMG Pantheon Master Fund, LLC

www.amgfunds.com	SAR081-0916

AMG Funds

AMG Pantheon Master Fund, LLC

Semi-Annual Report—September 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE

FINANCIAL STATEMENTS

Schedule of Investments	3

Notes to Schedule of Investments	6

Statement of Assets and Liabilities	8
Balance sheet, net asset value (NAV) per Unit computation and cumulative undistributed amounts

Statement of Operations	9
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10
Detail of changes in assets for the past two fiscal periods

Statement of Cash Flows	11
Detail of cash movements during the fiscal period

Financial Highlights	12
Historical net asset values per Unit, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	13
Accounting and distribution policies, details of agreements and transactions with Master Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT	27

DIRECTORS AND OFFICERS	30

AMG Pantheon Master Fund, LLC

Schedule of Investments

September 30, 2016 (unaudited)

	Initial Acquisition Date	Shares	Value
Co-Investments - 33.3%
ACOF IV ATD Co-Invest LP (Consumer Discretionary)(a),*	02/27/2015	(b)	$450,000
Altas Med LP (Consumer Discretionary)(a),*	08/11/2015	(b)	471,705
AP VIII Prime Security Services Holdings, L.P. (Industrials)(a),*	04/26/2016	(b)	1,797,527
Digital Bridge U.S. Tower Holdings, LLC (Telecommunication Services)(a),*	11/03/2014	10	503,715
Odyssey Acquisition, LLC (Information Technology)(a),*	11/06/2015	(b)	255,802
Palermo TT Holdings, Inc. (Information Technology)(a),*	12/12/2014	357	377,110
Polyconcept, Inc. (Consumer Discretionary)(a),*	08/12/2016	(b)	1,295,640
PSG Abacus Co-investors L.P. (Information Technology)(a),*	12/08/2015	(b)	462,739
PSG LM Co-Investors L.P. (Information Technology)(a),*	05/24/2016	(b)	3,138,071
Quantum Parallel Partners VI-C(A), LP (Energy)(a),*	10/16/2015	(b)	52,808
Shamrock Capital Growth Fund III, LLC (Information Technology)(a),*	07/29/2015	(b)	344,116
Shamrock RB Co-Invest, LLC (Consumer Discretionary)(a),*	07/30/2015	(b)	500,000
SPC RP Investor, LLC (Industrials)(a),*	05/26/2015	(b)	401,528
T-VI Co-Invest-A (Financials)(a),*	08/12/2015	(b)	385,381
Virgin Pulse, Inc. (Growth Equity)(a),*	02/19/2016	(b)	3,040,000
WP-LH Co-Invest, L.P. (Materials)*	06/25/2015	(b)	306,008
Total Co-Investments			13,782,150
Primary Private Investment Funds - 0.3%
Banc Fund IX L.P.(a),*	01/19/2016	(b)	69,716
Calera Capital Partners V L.P.(a),*	04/25/2016	(b)	9,707
GSO Capital Opportunities Fund III L.P.(a),*	09/22/2016	(b)	29,571
Total Primary Private Investment Funds			108,994
Secondary Private Investment Funds - 6.1%
1901 Partners LP(a),*	07/16/2015	(b)	356,774

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value
Secondary Private Investment Funds - 6.1% (continued)
Banc Fund VII L.P.(a),*	12/31/2015	(b)	$308,131
Banc Fund VIII L.P.*	12/31/2015	(b)	127,313
Calera Capital Partners IV L.P.*	04/04/2016	(b)	213,893
Francisco Partners III, L.P.(a),*	01/05/2015	(b)	248,336
Providence Equity Partners VI, L.P.*	12/12/2014	(b)	347,714
TPG Partners V, L.P.*	10/31/2015	(b)	35,771
TPG Partners VI, L.P.*	10/31/2015	(b)	604,374
Welsh, Carson, Anderson & Stowe X L.P.*	12/31/2015	(b)	272,796
Total Secondary Private Investment Funds			2,515,102
Exchange Traded Fund - 17.1%
SPDR® S&P 500 ETF Trust		32,808	7,096,370
Short-Term Investments - 43.9%
Other Investment Companies - 43.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%(1),(2)		18,148,559	18,148,559

Total Investments - 100.7% (cost $41,068,437)			41,651,175
Other Assets, less Liabilities - (0.7%)			(281,719)
Net Assets - 100.0%			$41,369,456

Cost of Investments by asset type is as follows:

Co-Investments	$13,583,668
Primary Private Investment Funds	107,349
Secondary Private Investment Funds	2,442,557
Exchange Traded Fund	6,786,304
Short-Term Investments	18,148,559

Total	$41,068,437

(a)	Non-income producing.
(b)	Investment does not issue shares.

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Schedule of Investments (continued)

(1)	Yield shown represents the September 30, 2016 seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
(2)	A copy of the Dreyfus Government Cash Management Fund’s annual report to shareholders may be obtained without charge on the SEC’s website (http://www.sec.gov).
*	Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Schedule of Investments. As of September 30, 2016, the aggregate cost of each investment restricted to resale was $500,000, $475,138, $1,740,703, $506,329, $260,379, $357,661, $1,295,640, $456,091, $3,044,903, $53,019, $344,116, $500,447, $340,982, $359,262, $3,042,358, $306,640, $64,995, $12,783, $29,571, $333,936, $261,695, $112,816, $195,067, $204,797, $348,715, $46,565, $633,879 and $305,087, respectively, totaling $16,133,574.

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Notes to Schedule of Investments

September 30, 2016 (unaudited)

The following table summarizes the inputs used to value AMG Pantheon Master Fund, LLC’s (the “Master Fund”) investments by the fair value hierarchy levels as of September 30, 2016:

	Quoted Prices in
	Active Markets for		Significant
	Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
Investments
Co-Investments	—	—	$13,782,150	$13,782,150
Primary Private Investment Funds	—	—	108,994	108,994
Secondary Private Investment Funds	—	—	2,515,102	2,515,102
Exchange Traded Fund	$7,096,370	—	—	7,096,370
Short-Term Investments
Other Investment Companies	18,148,559	—	—	18,148,559

Total Investments	$25,244,929	—	$16,406,246	$41,651,175

As of September 30, 2016, the Master Fund had no transfers from the beginning of the reporting period.

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

			Secondary
		Primary Private	Private
		Investment	Investment
	Co-Investments	Funds	Funds	Total
Balance as of March 31, 2016	$7,523,113	$52,721	$2,053,999	$9,629,833
Purchases	6,134,264	56,103	573,441	6,763,808
Sales & Distributions	(14,493)	—	(292,147)	(306,640)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Net realized gain/(loss)	—	—	135,365	135,365
Net change in unrealized appreciation/depreciation	139,266	170	44,444	183,880

Balance as of September 30, 2016	$13,782,150	$108,994	$2,515,102	$16,406,246

Net change in unrealized appreciation/depreciation on investments held at September 30, 2016	$139,266	$170	$44,444	$183,880

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Notes to Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of September 30, 2016. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

	Fair Value as of	Valuation	Unobservable
	September 30, 2016	Techniques	Inputs	Ranges
Co-Investments	$9,446,510	Third Party Valuation	General Partners Valuation, Market Comparables	n/a
Co-Investments	4,335,640	Recent Financing	Recent Transaction Price	n/a

Primary Private Investment Funds	108,994	Net Asset Value General Partner	Net Asset Value	n/a

Secondary Private Investment Funds	2,515,102	Net Asset Value General Partner	Net Asset Value	n/a

Total	$16,406,246

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Statement of Assets and Liabilities

September 30, 2016 (unaudited)

Assets:

Investments at value***	$41,651,175
Receivable from Investment Manager	57,456
Dividends and other receivables	26,639
Prepaid expenses	3,227

Total Assets	41,738,497

Liabilities:

Payable for investments purchased	163,218
Payable to Affiliates	4,824
Accrued expenses:
Administrative fees	28,274
Professional fees	157,178
Other	15,547

Total Liabilities	369,041

Net Assets	$41,369,456

Net Assets Represent:

Paid-in capital	$40,684,725
Undistributed net investment income	2,738
Accumulated net realized gain	99,255
Net unrealized appreciation of investments	582,738

Net Assets	$41,369,456

*** Investments at cost	$41,068,437

Units outstanding	3,962,798
Net asset value, offering and redemption price per Unit	$10.44

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Statement of Operations

For the six months ended September 30, 2016 (unaudited)

Investment Income:
Dividend income	$97,576
Interest income	3,035
Securities lending income	318

Total investment income	100,929

Expenses:
Investment advisory and management fees	144,400
Administrative fees	172,471
Professional fees	166,841
Custody fees	16,136
Directors fees and expenses	11,786
Interest	5,682
Reports to Investors	2,887
Transfer agent fees	780
Miscellaneous expenses	6,910

Total expenses before offsets	527,893

Expense reimbursements	(222,996)
Fee waiver	(120,866)

Net expenses	184,031

Net investment loss	(83,102)

Net Realized and Unrealized Gain:
Net realized gain from investments	136,893
Net change in unrealized appreciation/depreciation of investments	410,471

Net realized and unrealized gain	547,364

Net increase in net assets resulting from operations	$464,262

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Statements of Changes in Net Assets

For the six months ended September 30, 2016 (unaudited) and the fiscal year ended March 31, 2016

	Six months ended	For the fiscal
	September 30, 2016	year ended
	(unaudited)	March 31, 2016

Increase (Decrease) in Net Assets Resulting From Operations:
Net investment loss	$(83,102)	$(97,009)
Net realized gain from investments	136,893	149,681
Net change in unrealized appreciation/depreciation of investments	410,471	99,353

Net increase in net assets resulting from operations	464,262	152,025

Capital Unit Transactions:[1]
Net increase from capital Unit transactions	90,000	35,385,000

Total increase in net assets	554,262	35,537,025

Net Assets:
Beginning of period	40,815,194	5,278,169

End of period	$41,369,456	$40,815,194

Undistributed Net Investment Income	$2,738	$860,827

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Statement of Cash Flows

For the six months ended September 30, 2016 (unaudited)

Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$464,262
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Net realized gain from investments	(136,893)
Net change in unrealized appreciation/depreciation of investments	(410,471)
Decrease in receivable from Investment Manager	41,829
Decrease in dividends and other receivables	3,635
Decrease in prepaid expenses	6,523
Increase in payable for investments purchased	163,218
Decrease in payable to Affiliates	(53,721)
Decrease in investment advisory and management fees payable	(24,229)
Decrease in administrative fees payable	(863)
Decrease in professional fees payable	(11,809)
Increase in other accrued expenses	6,881
Purchases of investments	(9,535,131)
Proceeds from sale of investments	73,664
Distributions from investments	234,503
Net purchases of short-term investments	12,244,404
Decrease in collateral for securities loaned	(3,155,802)

Net cash used in operating activities	(90,000)

Cash Flows from Financing Activities:
Proceeds from capital Unit transactions	90,000

Net change in cash	—
Cash at beginning of period	—

Cash at end of period	$—

Supplemental Disclosure of Cash Flow Information
Non-Cash Transaction:
Stock distributions received in-kind from investments	$72,137

The accompanying notes are an integral part of these financial statements.

AMG Pantheon Master Fund, LLC

Financial Highlights

For a Unit outstanding throughout each fiscal period

	Six months ended	For the fiscal	For the fiscal
	September 30, 2016	year ended	period ended
	(Unaudited)	March 31, 2016	March 31, 2015*
Net Asset Value, beginning of period	$10.32	$10.21	$10.00
Income (loss) from investment operations:
Net investment loss[1,2]	(0.02)	(0.06)	(0.02)
Net realized and unrealized gain from investments	0.14	0.17	0.23

Total from investment operations	0.12	0.11	0.21

Net asset value, end of period	$10.44	$10.32	$10.21

Total return[1]	1.16%[3]	1.08%	2.10%[3]

Ratio/Supplemental Data:
Ratio of net expenses to average net assets (with reimbursements and waivers)	0.89%[4]	1.27%	0.75%[4]
Ratio of expenses to average net assets (with reimbursements)	1.48%[4]	1.64%	2.00%[4]
Ratio of total expenses to average net assets (without reimbursements and waivers)[5]	2.56%[4]	6.57%	31.00%[4]
Ratio of net investment loss to average net assets[1]	(0.40%)[4]	(0.54%)	(0.46%)[4]

Portfolio turnover rate	0%[3,6]	2%	56%[3]

Net assets, end of period (in thousands)	$41,369	$40,815	$5,278

*	Commenced operations on October 1, 2014.
[1]	Total return and net investment income would have been lower had certain expenses not been offset.
[2]	Per Unit numbers have been calculated using average Units.
[3]	Not annualized.
[4]	Annualized.
[5]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes.
[6]	Less than 0.5%.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements

September 30, 2016 (unaudited)

1.	ORGANIZATION

The Master Fund was organized as a Delaware limited liability company on May 16, 2014. The Master Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Master Fund commenced operations on October 1, 2014. The Master Fund’s investment objective is to seek long-term capital appreciation. The Master Fund expects to invest primarily in private equity investments, including primary and secondary investments in private equity, infrastructure, and other private asset funds (“Investment Funds”) and co-investments in portfolio companies.

The Master Fund offers a single class of units (“Units”) to accredited investors (the “Investors”), which may be purchased as of the first business day of each month at the Master Fund’s net asset value (“NAV”) per Unit. The Master Fund may, from time to time, offer to repurchase Units pursuant to written tenders by the Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund’s Board of Directors (the “Board” or the “Directors”).

The Master Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be material. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements:

a.	VALUATION OF INVESTMENTS: Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board.

For direct investments and certain co-investments in portfolio companies, the Board uses the market approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

Investment Funds and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial statements of the respective Investment Fund. In reviewing these underlying valuations, the Board is advised by Pantheon Ventures (US) LP (the “Investment Manager”), who reviews the capital account balances and may adjust the value of each Master Fund investment.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day NAV per share.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with a monthly analysis showing, all outstanding securities fair valued by the Investment Manager, including a comparison with the prior month end and the percentage of the Master Fund that the security represents at each month end.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b.	SECURITY TRANSACTIONS: Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. The payable for investments purchased for security transactions with a settlement period of over one year are reflected at net present value.

c.	INVESTMENT INCOME AND EXPENSES: Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions from Investment Funds and co-investments will be received as underlying investments of the Investment Funds and co-investments are liquidated. Distributions from Investment Funds and co-investments occur at irregular intervals and the exact timing of distribution from the Investment Funds and co-investments cannot be determined. Expenses are recorded on an accrual basis. Legal fees are apportioned between the Master Fund and AMG Pantheon Fund, LLC (the “Feeder Fund”) based on level of service.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

d.	DIVIDENDS AND DISTRIBUTIONS: Master Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually as described in the Master Fund’s registration statement. Distributions to Investors are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to Investors distributions, are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of September 30, 2016, the Master Fund had permanent differences relating to a net operating loss reclassification and temporary differences relating to organization and offering costs and distributions received from the Master Fund’s investments in certain investment partnerships.

For the fiscal tax year ended September 30, 2015, the Master Fund repurchased $1,000,000 worth of Units, which for tax purposes is considered a distribution treated as a return of capital of approximately $962,339 and a short-term capital gain distribution of approximately $37,661. See Note 1g.

As of September 30, 2016, the components of accumulated earnings on a tax basis were as follows:

Undistributed short-term capital gains	$35,143

Based on the approximate cost of investments for federal income tax purposes at September 30, 2016 of $40,992,560, the Master Fund’s aggregate gross unrealized appreciation and depreciation were $658,615 and $0, respectively, resulting in net unrealized appreciation of $658,615.

e.	FEDERAL TAXES: The Master Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986 (“IRC”), as amended, and to distribute substantially all of its taxable income and gains to its Investors and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements. If the Master Fund were to fail to meet the requirements of Subchapter M of the IRC to qualify as a regulated investment company, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to its Investors, and all distributions out of income and profits would be taxable to Investors as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment under Subchapter M of the IRC.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

Additionally, based on the Master Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Master Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

The Master Fund’s tax year end is September 30. Management has analyzed the Master Fund’s tax positions as of September 30, 2016, and for all open tax years and has concluded that no provision for federal income tax is required in the Master Fund’s financial statements. Additionally, the Master Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses may be carried forward for an unlimited time period. Additionally, capital losses that are carried forward retain their tax character as either short-term or long-term capital losses.

f.	CAPITAL LOSS CARRYOVERS AND DEFERRALS: As of September 30, 2016, the Master Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Master Fund incur net capital losses for the tax year ended September 30, 2017, such amounts may be used to offset future realized capital gains for an unlimited time period.

g.	CAPITAL STOCK: The Master Fund’s Limited Liability Company Agreement authorizes an issuance of an unlimited number of Units, without par value. The Master Fund records sales and repurchases of its capital stock on the trade date. In the fiscal year ended March 31, 2016, the Master Fund repurchased $1,000,000 worth of Units from an affiliated Investor, which the affiliated Investor invested into the Feeder Fund. The Feeder Fund subsequently reinvested the amount back into the Master Fund.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

For the six months ended September 30, 2016 (unaudited) and the fiscal year ended March 31, 2016, the Master Fund’s capital Unit transactions were as follows:

	September 30, 2016		March 31, 2016
	Units	Amount	Units	Amount

Proceeds from sale of Units	8,665	$90,000	3,534,913	$36,385,000
Cost of Units repurchased	—	—	(97,752)	(1,000,000)

Net increase	8,665	$90,000	3,437,161	$35,385,000

At September 30, 2016, two affiliated Investors of record, including the Feeder Fund, owned 27% of the Master Fund’s net assets and one unaffiliated Investor owned 73% of the Master Fund’s net assets. Transactions by these Investors may have a material impact on the Master Fund.

h.	CASH AND CASH HELD IN ESCROW: Cash consists of monies held at The Bank of New York Mellon (the “Custodian” or “BNYM”). Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund’s Custodian. Cash held in escrow represents monies received in advance of the effective date of an Investor’s subscription. The monies are deposited with the Master Fund’s transfer agent, and will be released from escrow on the effective date of the subscription. There was no cash held in escrow at September 30, 2016.

i.	JOINT REPURCHASE AGREEMENTS: The Master Fund may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by BNYM (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Master Fund participates on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Master Fund’s Custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Master Fund may be delayed or limited. Pursuant to the Program, the Master Fund is indemnified for such losses by BNYM. At September 30, 2016, the Master Fund did not have any joint repurchase agreements outstanding.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

2.	RELATED PARTY TRANSACTIONS AND OTHER

The Master Fund has entered into an investment management agreement with the Investment Manager, a limited partnership organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Affiliated Managers Group, Inc., (“AMG”) indirectly owns a majority of the interests of the Investment Manager. Investment management fees are paid directly by the Master Fund to the Investment Manager at the annual rate of 0.70% of the net assets of the Master Fund as of the end of each month, determined before giving effect to the accrual of the investment management fee being calculated or to any purchases or repurchases of interests of the Master Fund or any distributions by the Master Fund. Prior to October 1, 2015, the investment management fee rate was 1.25%.

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Master Fund to pay, waive, or reimburse the Master Fund’s expenses such that the Master Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 0.75% per annum of the Master Fund’s net assets as of the end of each calendar month (the “Expense Cap”). The Expense Limitation Agreement had an initial term beginning on the Initial Closing Date and ending September 30, 2016. Effective January 4, 2016, the Expense Limitation and Reimbursement Agreement’s term was removed; consequently, the Expense Limitation and Reimbursement Agreement shall continue until such time that the Investment Manager ceases to be the investment manager of the Master Fund or upon mutual agreement between the Investment Manager and the Master Fund’s Board. “Excluded Expenses” is defined to include (i) the investment management fee paid by the Master Fund; (ii) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which the Master Fund invests (including all acquired fund fees and expenses); (iii) transaction costs, including legal costs and brokerage commissions, of the Master Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments; (iv) interest payments incurred by the Master Fund; (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund; (vi) taxes of the Master Fund; and (vii) extraordinary expenses (as determined in the sole discretion of the Investment Manager) of the Master Fund. To the extent that the Master Fund’s total annual operating expenses for any month exceed the Expense Cap, the Investment Manager will pay, waive, or reimburse the Master Fund for expenses to the extent necessary to eliminate such excess.

To the extent that the Investment Manager undertakes an Expense Cap with respect to the Master Fund, the Master Fund will be obligated to pay the Investment Manager all amounts previously paid, waived, or reimbursed by the Investment Manager with respect to the Master Fund pursuant to such Expense Cap, provided that the amount of such additional payment in any year, together with all expenses of the Master Fund, in the aggregate, would not cause the Master Fund’s total annual other operating expenses, exclusive of Excluded Expenses, in any such year to exceed the amount of the current Expense Cap, and provided further that no additional payments by the Master Fund will be made with respect to amounts paid, waived, or

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

reimbursed by the Investment Manager more than thirty-six (36) months after the date the Master Fund accrues a liability with respect to such amounts paid, waived, or reimbursed by the Investment Manager.

For the six months ended September 30, 2016, the Master Fund’s expiration of reimbursement is as follows:

Expiration Period
Less than 1 year	—
Within 2 years	$1,191,460
Within 3 years	669,242

Total Amount Subject to Reimbursement	$1,860,702

Effective August 13, 2014, the Investment Manager voluntarily agreed to waive the investment management fee paid by the Master Fund until March 31, 2015 (the “Voluntary Fee Waiver”). The Investment Manager agreed to extend the Voluntary Fee Waiver until September 30, 2015. Effective October 1, 2015, the Investment Manager ceased the Voluntary Fee Waiver in effect through September 30, 2015. Investment management fees waived under the Voluntary Fee Waiver may not be recouped by the Investment Manager in subsequent periods. Effective May 1, 2016, the Investment Manager has voluntarily agreed to waive the investment management fee of 0.70% paid by the Master Fund until December 31, 2016. During the six months ended September 30, 2016, the Investment Manager voluntarily waived investment management fees in the amount of $120,866.

The Master Fund has entered into an Administration Agreement under which AMG Funds LLC, a subsidiary and the U.S. retail distribution arm of AMG, serves as the Master Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Master Fund’s operations, including administration and Investor services to the Master Fund, its Investors, and certain institutions, such as broker-dealers and registered investment advisers, that advise or act as an intermediary with the Master Fund’s Investors. The Master Fund pays a fee to the Administrator at the rate of 0.20% per annum of the Master Fund’s average monthly net assets, with a minimum annual fee of $344,000 for these services.

The Board provides supervision of the affairs of the Feeder Fund, the Master Fund, other trusts within the AMG Funds family of mutual funds and other affiliated funds. The Directors of the Master Fund who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board and the Audit Committee Chair receive additional annual retainers. The Directors fees and expenses are split evenly between the Master Fund and the Feeder Fund. Certain Directors and Officers of the Master Fund are Officers and/or Directors of the Investment Manager and AMG.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

The Administrator has paid certain fees on behalf of the Master Fund and the amount owed to the Administrator as of September 30, 2016 is reflected as a Payable to Affiliates on the Statement of Assets and Liabilities.

3.	INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited” after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publically available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

•	Primary Investments: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

•	Secondary Investments: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

•	Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees or bear significantly reduced fees.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

A listing of the Co-Investments, Primary and Secondary Investment Funds held by the Master Fund and their attributes, as of September 30, 2016 are shown in the table below.

						Notice
Investment	Investment		Unfunded	Remaining	Redemption	(In	Redemption
Category	Strategy	Fair value	Commitments	life*	frequency	days)	Restrictions
Buyout	Control investments in established, cash flow positive companies with focus on mid- or large- capitalization companies.	$8,418,380	$4,397,729	1-10 years	Not Redeemable	N/A	N/A

Core Plus	Private equity infrastructure funds that generally invest in assets that provide stable cash flows with growth initiatives. It is a long-term asset that can require significant operational improvements, however it provides exposure to the underlying macro environment and offers some downside protection.	$255,802	$290,133	N/A	Not Redeemable	N/A	N/A

Growth Equity	Minority investments in established companies with strong growth characteristics.	$7,649,685	$94,166	1-8 years	Not Redeemable	N/A	N/A

Special Situations	Particular circumstances that influence investment in a security based on the special situation, rather than its underlying fundamentals or some other investment rationale.	$82,379	$2,217,622	N/A	Not Redeemable	N/A	N/A

*	Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown below are reflected of the remaining lives of Primary and Secondary Investment Funds.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

4.	PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term and U.S. Government obligations) for the six months ended September 30, 2016 were $9,607,268 and $73,664, respectively. There were no purchases or sales of U.S. Government obligations for the Master Fund.

During the six months ended September 30, 2016, the Master Fund received in-kind stock distributions valued at $72,137, which were subsequently sold.

5.	PORTFOLIO SECURITIES LOANED

The Master Fund participates in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Master Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% of the market value, plus interest, if applicable, of investments on loan. It is the Master Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Master Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Master Fund is indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. At September 30, 2016, the Master Fund had no securities out on loan.

6.	COMMITMENTS AND CONTINGENCIES

Under the Master Fund’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts and agreements that contain a variety of representations and warranties, which may provide general indemnifications. The maximum exposure to the Master Fund under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

7.	MASTER NETTING AGREEMENTS

The Master Fund may enter into master netting agreements with its counterparties for the securities lending program and joint repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Master Fund does not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 5. At September 30, 2016, the Master Fund had no open repurchase agreements that were subject to a master netting agreement.

8.	FINANCIAL AND OTHER RISK FACTORS

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

The Master Fund intends to invest a substantial portion of its available capital in private equity securities including investments in Investment Funds and Investment Fund portfolio companies. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. As a non-diversified fund, the Master Fund may have a concentration of investments in a limited number of portfolio securities. The Master Fund may also have a concentration of investments in a particular sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. Private equity securities are illiquid and can be subject to various restrictions on resale. There can be no assurance that the Master Fund will be able to realize the value of any private equity investments in a timely manner. Additionally, Investment Funds are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Investment Funds.

Units in the Master Fund provide limited liquidity because repurchases of Units are subject to approval of the Master Fund’s Board. Therefore, an investment in the Master Fund is suitable only for investors who can bear the risks associated with limited liquidity of their investments and an investment in the Master Fund should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met. A discussion of the risks associated with an investment in the Master Fund is provided in the Feeder Fund’s Prospectus and Statement of Additional Information.

AMG Pantheon Master Fund, LLC

Notes to Financial Statements (continued)

9.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2016, have been evaluated through the date at which the financial statements were issued. Subscriptions into the Master Fund for October 1, 2016, and November 1, 2016, were equal to $0 and $20,000,000, respectively. There were no additional subscriptions through the issuance date of the Master Fund’s financial statements.

On September 22, 2016, the Master Fund commenced its first tender offer, offering to repurchase 5% of its outstanding Units on December 31, 2016. No Units were tendered.

Annual Renewal of Investment Management Agreement

At an in-person meeting held on June 23, 2016, the Boards of Directors (the “Directors”) of AMG Pantheon Fund, LLC (formerly AMG Pantheon Private Equity Fund, LLC) (the “Feeder Fund”) and AMG Pantheon Master Fund, LLC (formerly AMG Pantheon Private Equity Master Fund, LLC) (the “Master Fund,” together with the Feeder Fund, the “Funds”), and separately all of the Directors who are not “interested persons” of the Funds (“Independent Directors”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve the investment management agreement between Pantheon Ventures (US) LP (“Pantheon”) and the Feeder Fund and the investment management agreement between Pantheon and the Master Fund (the “Investment Management Agreements”). The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreements.

In considering each Investment Management Agreement, the Directors reviewed a variety of materials relating to the Funds and Pantheon, including comparative fee and expense information for an appropriate peer group of similar funds, performance information for a relevant benchmark index and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meeting on June 23, 2016, regarding the nature, extent and quality of services provided by Pantheon under the Investment Management Agreements. Prior to voting, the Independent Directors: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by Pantheon under the Investment Management Agreements, the Directors reviewed information relating to Pantheon’s operations and personnel. Among other things, Pantheon provided financial information and descriptions of its organizational and management structure. The Directors also took into account information provided periodically throughout the previous year by Pantheon in Board meetings relating to the performance of its duties with respect to the Funds and the Directors’ knowledge of Pantheon’s management and the quality of the performance of Pantheon’s duties. In the course of their deliberations regarding the Investment Management Agreements, the Directors evaluated, among other things: (a) the extent and quality of the services rendered by Pantheon to the Funds; (b) Pantheon’s investment philosophy, strategies and techniques in managing the Funds; (c) Pantheon’s expertise in private equity investments; and (d) Pantheon’s global footprint and range of investment products. The Directors also took into account the financial condition of Pantheon with respect to its ability to provide the services required under the Investment Management Agreements and Pantheon’s undertaking to maintain contractual expense limitations for the Funds.

Annual Renewal of Investment Management Agreement (continued)

Performance

The Directors considered the performance of the Funds since commencement of the Funds’ investment operations. The Directors noted that only a few similar funds were in operation and that no long term performance information is available. The Directors compared the performance of the Funds against the S&P 500 Index, the Funds’ primary benchmark. The Directors noted that the Master Fund underperformed against the index, but took into account the Master Fund’s large cash position as it continues to build its portfolio of underlying private equity investments. The Directors also noted that, because the Feeder Fund invests solely in the Master Fund, the Feeder Fund’s performance aligned closely with the performance of the Master Fund.

Management Fees and Profitability

In considering the reasonableness of the fees payable to Pantheon, the Directors noted that the Funds operate under expense limitation and reimbursement agreements that have been in effect since the Funds’ inception. The Directors also noted that, pursuant to the expense limitation and reimbursement agreements, Pantheon has agreed to limit total operating expenses of the Feeder Fund, exclusive of certain enumerated items, to the annual rate of 1.45% and to limit the total operating expenses of the Master Fund, exclusive of certain enumerated items (including the management fee), to the annual rate of 0.75%. The Directors also noted that Pantheon had voluntarily fully waived the Master Fund’s management fee through September 30, 2015, after which time the contractual management fee rate was reduced. The Directors also noted that effective May 1, 2016, Pantheon is voluntarily fully waiving the Master Fund’s management fee until at least December 31, 2016 and that Pantheon has fully waived the management fee of the Feeder Fund and intends to do so as long as the master/feeder structure remains in place. The Directors also considered that since the management fee is being fully waived at the Master Fund, the expenses of the Feeder Fund, exclusive of 12b-1 fees, shareholder servicing fees, and certain other enumerated items, are in effect being reimbursed by Pantheon, subject to recoupment under the expense limitation agreement. The Directors further noted that, taking into account the management fee waiver and operating expense caps, the net expense ratio for the Funds was greater than the expense ratio of certain peer funds and less than the expense ratio of other peer funds. The Directors considered that effective January 4, 2016, the ending date of the Feeder Fund’s and Master Fund’s expense limitation agreements was eliminated; consequently, the Feeder Fund’s expense limitation agreement shall continue until such time that Pantheon ceases to be the investment adviser of the Feeder Fund or upon mutual agreement between Pantheon and the Board and the Master Fund’s expense limitation agreement shall continue until such time that Pantheon ceases to be the investment adviser of the Master Fund or upon mutual agreement between Pantheon and the Board. The Directors concluded that, in light of the nature, extent and quality of the services to be provided by Pantheon and the considerations noted above with respect to Pantheon, each Fund’s management fees and expenses are reasonable.

Annual Renewal of Investment Management Agreement (continued)

The Directors considered information regarding the profitability of Pantheon with respect to the provision of investment advisory services to the Funds, and noted that, due to the expense reimbursement and management fee waiver, the Funds generated losses for Pantheon. The Directors considered the material benefits from economies of scale that Pantheon might realize with respect to the Funds as the Funds increase in assets, noted Pantheon’s belief that maintaining the current fee structure and expense caps will help Pantheon raise additional assets to bring the Funds to scale, and concluded that Pantheon is not currently realizing benefits from economies of scale that would warrant adjustments to the management fee at this time. The Directors also considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from Pantheon serving as Investment Manager to the Funds) received by Pantheon and its affiliates from their relationships with the Funds and the entrepreneurial risk undertaken as Investment Manager and sponsor of the Funds.

After consideration of the foregoing, the Directors reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements: (a) Pantheon has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreements; (b) Pantheon’s investment strategy is appropriate for pursuing the Funds’ investment objectives; and (c) Pantheon is reasonably likely to execute its investment strategy consistently over time.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the Investment Management Agreements would be in the best interests of the Funds and their members. Accordingly, on June 23, 2016, the Directors, and separately all of the Independent Directors, unanimously voted to approve the Investment Management Agreements.

AMG Pantheon Master Fund, LLC

Directors and Officers

The Directors and Officers, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Directors provide broad supervision over the affairs of the Funds. The Directors are experienced executives who meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Funds, and review the Fund’s performance. Unless otherwise noted, the address of each Director or Officer is the address of the Fund: 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830. There is no stated term of office for Directors. Directors serve until their resignation, retirement or removal in accordance with the Fund’s organizational documents and policies adopted by the Board from time to time. The Chairman of the Directors, President, Treasurer and Secretary of the Fund are elected by the Directors annually. Other officers hold office at the pleasure of the Directors.

Independent Directors

The following Directors are not “interested persons” of the Fund within the meaning of the 1940 Act:

Number of Funds Overseen in Fund Complex		Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director
•	Director since 2014	Kurt A. Keilhacker, 53
•	Oversees 68 Funds in Fund Complex

Managing Member, TechFund Capital (1997-Present); Managing Member, TechFund Europe (2000-Present); Board Member, 6wind SA (2002-Present); Managing Member, Elementum Ventures (2013-Present); Trustee, Gordon College (2001-2016).

•	Director since 2014	Eric Rakowski, 58
•	Oversees 68 Funds in Fund Complex

Professor, University of California at Berkeley School of Law (1990-Present); Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio).

•	Director since 2014	Victoria L. Sassine, 51
•	Oversees 68 Funds in Fund Complex	Lecturer, Babson College (2007 – Present).

Interested Directors

Number of Funds Overseen in Fund Complex		Name, Age, Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director
•	Director since 2014	Christine C. Carsman, 64
•	Oversees 68 Funds in Fund Complex

Senior Vice President and Deputy General Counsel, Affiliated Managers Group, Inc. (2011-Present); Senior Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2007-2011); Vice President and Chief Regulatory Counsel, Affiliated Managers Group, Inc. (2004-2007); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2004-2011); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004).

AMG Pantheon Master Fund, LLC

Directors and Officers (continued)

Officers

Position(s) Held with Fund and Length of Time Served		Name, Age, Principal Occupation(s) During Past 5 Years
•	President since 2014	Jeffrey T. Cerutti, 48
• •	Principal Executive Officer since 2014 Chief Executive Officer since 2016	Chief Executive Officer, AMG Funds LLC (2014-Present); Director, President and Principal, AMG Distributors, Inc. (2014-Present); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); President and Principal Executive Officer, AMG Funds IV, (2016-Present); Chief Executive Officer, AMG Funds, AMG Funds I, AMG Funds II, AMG Funds III and AMG Funds IV (2016-Present); Chief Executive Officer, Aston Asset Management, LLC (2016); Chief Executive Officer, President and Principal Executive Officer, Aston Funds (2015-2016); President, VP Distributors, (2011-2014); Executive Vice President, Head of Distribution, Virtus Investment Partners, Inc. (2010-2014); Managing Director, Head of Sales, UBS Global Asset Management (2001-2010).
•	Chief Operating Officer since 2014

Keitha L. Kinne, 58

Chief Operating Officer, AMG Funds LLC (2007-Present); Chief Investment Officer, AMG Funds LLC (2008-Present); Chief Operating Officer, AMG Distributors, Inc. (2007-Present); Chief Operating Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2007- Present); Chief Operating Officer, AMG Funds IV (2016-Present); Chief Operating Officer and Chief Investment Officer, Aston Asset Management, LLC (2016); Chief Operating Officer, Aston Funds (2016); President and Principal Executive Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2012-2014); Managing Partner, AMG Funds LLC (2007-2014); President, AMG Distributors, Inc. (2012-2014); Managing Director, Legg Mason & Co., LLC (2006-2007); Managing Director, Citigroup Asset Management (2004-2006).

•	Secretary and Chief Legal Officer since 2015

Mark J. Duggan, 51

Senior Vice President and Senior Counsel, AMG Funds LLC (2015-Present); Secretary and Chief Legal Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2015- Present); Secretary and Chief Legal Officer, AMG Funds IV, (2016-Present); Secretary and Chief Legal Officer, Aston Funds (2015-2016); Attorney, K&L Gates, LLP (2009-2015).

•	Treasurer, Principal Financial Officer, and Principal Accounting Officer since 2014

Donald S. Rumery, 58

Senior Vice President, Director of Mutual Funds Services, AMG Funds LLC (2005-Present); Principal Financial Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2008-Present); Principal Financial Officer, AMG Funds IV, (2016-Present); Treasurer, AMG Funds III (1995-Present); Treasurer, AMG Funds (1999-Present); Treasurer, AMG Funds I and AMG Funds II (2000-Present); Treasurer and Chief Financial Officer, AMG Funds IV, (2016-Present); Chief Financial Officer, AMG Funds, AMG Funds I, AMG Funds II and AMG Funds III (2007-Present); Treasurer, Chief Financial Officer, Principal Financial Officer and Principal Accounting Officer, Aston Funds (2016); Treasurer and Chief Financial Officer, AMG Distributors, Inc. (2000-2012); Vice President, AMG Funds LLC (1994-2004).

•	Assistant Treasurer since 2014

John C. Ball, 40

Vice President, Assistant Treasurer, AMG Funds LLC (2014-Present); Assistant Treasurer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Assistant Treasurer, AMG Funds IV, (2016-Present); Assistant Treasurer, Aston Funds (2016); Vice President, State Street Corp. (2010-2014); Vice President, State Street International (Ireland) Limited (2007-2010).

•	Chief Compliance Officer since 2014

Leslie J. Osborn, 52

Chief Compliance Officer, AMG Pantheon Fund, LLC and Vice President - Compliance Officer, AMG Funds LLC (2014-present); Chief Compliance Officer, Credit Suisse - Private Banking USA (2011-2013); Chief Compliance Officer and Head of Compliance (US), Man Investments, Inc. (2008-2011); Chief Compliance Officer, Arden Asset Management LLC (2004-2008); Deputy Compliance Officer/Assistant Director of Compliance, The Common Fund for Nonprofit Organizations (1999-2004).

•	Executive Vice President since 2014

Sheldon Chang, 51

Managing Director and Head of Private Wealth Solutions, Pantheon Ventures (US) LP (2013- Present); Managing Director and Head of Origination and Product Management for Private Equity and Real Assets, Merrill Lynch Wealth Management (2006-2013).

•	Executive Vice President since 2014	Susan Giacin, 39 Principal, Pantheon Ventures (US) LP (2013-Present); Director, Merrill Lynch Wealth Management (2008-2013); Assistant Vice President, Citi Property Investors (2005-2008).

AMG Pantheon Master Fund, LLC

Directors and Officers (continued)

Officers (continued)
Position(s) Held with Fund and Length of Time Served		Name, Age, Principal Occupation(s) During Past 5 Years
•	Executive Vice President since 2015	Douglas A. Keller, Jr., 29 Vice President, Pantheon Ventures (US) LP (2013-Present); Assistant Vice President, Merrill Lynch Wealth Management (2010-2013).
•	Anti-Money Laundering Compliance Officer since 2014

Patrick J. Spellman, 42

Senior Vice President, Chief Compliance Officer, AMG Funds LLC (2011-Present); Chief Compliance Officer, AMG Distributors, Inc., (2010-Present); Anti-Money Laundering Compliance Officer, AMG Funds, AMG Funds I, AMG Funds II, and AMG Funds III (2014-Present); Anti-Money Laundering Compliance Officer, AMG Funds IV, (2016-Present); Anti-Money Laundering Compliance Officer, Aston Funds (2016); Compliance Manager, Legal and Compliance, Affiliated Managers Group, Inc. (2005-2011).

Important Information About This Report

This report is prepared for the Fund’s Unit holders. It is authorized for distribution to prospective investors only when preceded or accompanied by a confidential private placement memorandum (“PPM”). To receive a free copy of the PPM, which includes additional information about Fund Directors, please contact us by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

A description of the policies and procedures that the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SAR081-0916	www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable for the semi-annual shareholder report.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable for the semi-annual shareholder report.

Item 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Chris Meads. Mr. Meads joined Pantheon in 2001 from HSBC Hong Kong, where he was involved both in strategic acquisitions and the design and implementation of internal operating procedures. Previous to that, Mr. Meads worked for Brierley Investments in both Hong Kong and New Zealand. Mr. Meads holds a BCom in Economics from Auckland University, New Zealand and a BCA in Economics from Victoria University of Wellington, New Zealand. Mr. Meads is based in Hong Kong.

Susan Long McAndrews. Ms. McAndrews joined Pantheon in 2002. Prior to joining Pantheon, Ms. McAndrews was a principal at Capital Z Partners in Asia. In addition, she was a director at Russell Investments from 1995 to 1998 in its private equity group. Ms. McAndrews received a BA from the University of North Carolina at Chapel Hill in International Studies and Economics and an MA from Stanford University in International Policy Studies. Ms. McAndrews is based in San Francisco.

Dennis McCrary. Mr. McCrary joined Pantheon in 2007. Mr. McCrary was previously the head of the U.S. Partnership Team at Adams Street Partners. Previously, Mr. McCrary held several investment banking and principal investing positions during a 20-year career with Bank of America and Continental Bank. Mr. McCrary received an MBA from the University of Michigan and a BA from Michigan State University. Mr. McCrary is based in San Francisco and Chicago.

Brian J. Buenneke. Mr. Buenneke joined Pantheon in 2004. Prior to joining Pantheon, he spent seven years at HarbourVest Partners, Duke Street Capital and Paul Capital Partners. Mr. Buenneke holds an AB in government from Dartmouth College and a MBA from the Kellogg School of Management at Northwestern University. He is based in San Francisco.

Rudy Scarpa, Mr. Scarpa joined Pantheon in 2007. Mr. Scarpa was previously a partner at Coller Capital, where he was a key member of the senior team. Prior to Coller Capital, Mr. Scarpa worked at Thomas H. Lee Putnam Ventures, Merrill Lynch and Skadden Arps. Mr. Scarpa received his BS at Indiana University and his JD from New York University School of Law. Mr. Scarpa is based in New York.

The following tables lists the number and types of accounts, other than the Fund and Master Fund, managed by the Fund’s and the Master Fund’s portfolio managers and estimated assets under management in those accounts, as of June 30, 2016.

Portfolio manager	Registered investment companies managed		Other pooled investment vehicles managed (world- wide)		Other accounts (world-wide)
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Chris Meads	0	$0	61	$23.7 billion	45	$7.4 billion
Susan Long McAndrews	0	$0	61	$23.7 billion	45	$7.4 billion
Dennis McCrary	0	$0	61	$23.7 billion	45	$7.4 billion
Brian Buenneke	0	$0	30	$14.3 billion	30	$6.1 billion
Rudy Scarpa	0	$0	30	$14.3 billion	30	$6.1 billion

Portfolio manager	Registered investment companies managed for which the Adviser receives a performance- based fee		Other pooled investment vehicles managed (world- wide) for which the Adviser receives a performance- based fee		Other accounts (world- wide) for which the Adviser receives a performance-based fee
	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets
Chris Meads	0	$0	51	$20.7 billion	31	$4.8 billion
Susan Long McAndrews	0	$0	51	$20.7 billion	31	$4.8 billion
Dennis McCrary	0	$0	51	$20.7 billion	31	$4.8 billion
Brian Buenneke	0	$0	29	$14.3 billion	18	$3.5 billion
Rudy Scarpa	0	$0	29	$14.3 billion	18	$3.5 billion

As of June 30, 2016, none of the portfolio managers had any direct or indirect beneficial ownership of the Fund.

Subject to available Pantheon profits, the compensation of each portfolio manager is typically comprised of a fixed annual distribution, a distribution determined by reference to the revenues of Pantheon, and potentially an annual supplemental distribution from surplus profits of Pantheon awarded at the discretion of Pantheon. Such amounts are payable by Pantheon and not by the Master Fund or Fund. In addition, each portfolio manager may be eligible to receive a share of any performance fees or carried interest earned by Pantheon in any given year.

Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable for the semi-annual shareholder report.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 11.	CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG PANTHEON MASTER FUND, LLC

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	December 5, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	December 5, 2016